Other Financial Liabilities	6 Months Ended
Sep. 30, 2022
Other financial liabilities [Abstract]
OTHER FINANCIAL LIABILITIES

NOTE 12 — OTHER FINANCIAL LIABILITIES

Other financial liabilities consist of the following:

	As of September 30, 2022	As of March 31, 2022
	(US$)	(US$)
Payable in connection with the Acquisition of DDC CATV Network Private Limited (refer note 24)	$—	$—
Interest on tax payable	786,526	845,792
Interest accrued on 7% senior secured promissory note	—	337,745
Share warrants liability	—	75,322
Professional fees payable	17,399	251,381
	$803,925	$1,510,240

Share Warrants Liability

On July 1, 2021, the Company entered into a subscription agreement (the “Subscription Agreement”) with an institutional investor (the “Investor”), pursuant to which it sold to the Investor 100 units (each, a “Unit” and collectively, the “Units”) at a price of $8,800 per Unit, consists of (i) a six-month, 7% Senior Secured Promissory Note in the aggregate principal amount of $10,000 per Unit purchased, reflecting an original issue discount of 12% (the “Note”), and (ii) one half of a three-year warrant (each, a “Warrant” and collectively, the “Warrants”) to purchase 10,000 shares of the Company’s common shares (the transaction, the “Bridge Financing”). GPL venture has exercised warrants on June 23, 2022 to convert warrants (500,000) into shares (421,490), on the basis of the VWAP as on June 22, 2022 of $33.28.

In accordance with IFRS, a contract that will or may be settled other than by the exchange of a fixed amount of cash for a fixed number of the entity’s own equity fails to meet the definition of equity and must instead be classified as a liability and measured at fair value with changes in fair value recognized in the consolidated statements of profit or loss and other comprehensive income loss at each reporting date. The liabilities will ultimately be converted into the Company’s equity (common shares) when the warrants are exercised, or will be extinguished on the expiry of the outstanding warrants.

The fair value of warrant liability was measured using a Black Scholes Model. The Warrants outstanding and fair value at each of the respective valuation dates are summarized below:

Share Warrant Liability	Warrants Outstanding	Fair Value per shares	Fair Value
		($)	($)
Fair value at initial measurement date July 1, 2021	500,000	3.13	1,562,911
(Gain) on remeasurement of warrant liability at fair value			(1,487,589)
Fair value as of March 31, 2022	500,000	0.15	75,322

During the year ended March 31, 2022 the Company recorded a gain on change in fair value of warrant liability of 1,487,589.

GPL venture has exercised warrants on June 23, 2022 to convert warrants (500,000) into shares (421,490), on the basis of the VWAP as on June 22, 2022 of $33.28.

The Warrant Liabilities are considered Level 3 liabilities on the fair value hierarchy as the determination of fair value includes various assumptions about of future activities and the Company’s stock price and historical volatility as inputs.

GPL venture has exercised warrants on June 23, 2022 to convert warrants (500,000) into shares (421,490), on the basis of the VWAP as on June 22, 2022 of $33.28 and on July 22, 2022 to convert warrants into shares (421,490).

The fair value of warrant liability was measured using a Black Scholes Model. The Warrants outstanding and fair value at each of the respective valuation dates are summarized below:

Share Warrant Liability	Warrants Outstanding	Fair Value per shares	Fair Value
		($)	($)
Fair value at initial measurement date July 1, 2021	500,000	3.13	1,562,911
(Gain) on remeasurement of warrant liability at fair value			(1,487,589)
Fair value as of March 31, 2022	500,000	0.15	75,322